Deferred Income Tax Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Net deferred tax assets and liabilities [abstract]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits Explanatory
17.1 Details of deferred income tax assets and liabilities as of December 31, 2020 and 2021, are as follows:

	December 31, 2020
	Assets		Liabilities		Net amount
	(In millions of Korean won)
Other provisions	￦	149,259	￦	—	￦	149,259
Allowances for credit losses		26,496		(3,356)		23,140
Impairment losses of property and equipment		3,992		(1,889)		2,103
Share-based payments		17,718		—		17,718
Provisions for acceptances and guarantees		17,046		—		17,046
Gains or losses on valuation of derivatives		20,645		(223,482)		(202,837)
Present value discount		17,058		(3,041)		14,017
Gains or losses on fair value hedge		21,060		—		21,060
Accrued interest		—		(125,835)		(125,835)
Deferred loan origination fees and costs		7,224		(226,821)		(219,597)
Advanced depreciation provision		—		(1,703)		(1,703)
Gains or losses on revaluation		338		(319,698)		(319,360)
Investments in subsidiaries and others		38,164		(111,589)		(73,425)
Gains or losses on valuation of security investment		73,857		(1,232,689)		(1,158,832)
Defined benefit liabilities		590,633		—		590,633
Accrued expenses		334,900		—		334,900
Retirement insurance expense		—		(541,317)		(541,317)
Adjustments to the prepaid contributions		—		(28,261)		(28,261)
Derivative-linked securities		78,202		(30,881)		47,321
Others		1,081,691		(740,462)		341,229

		2,478,283		(3,591,024)		(1,112,741)

Offsetting of deferred income tax assets and liabilities		(2,413,225)		2,413,225		—

	￦	65,058	￦	(1,177,799)	￦	(1,112,741)

	December 31, 2021
	Assets		Liabilities		Net amount
	(In millions of Korean won)
Other provisions	￦	178,027	￦	—	￦	178,027
Allowances for credit losses		28,770		(3,008)		25,762
Impairment losses of property and equipment		9,198		(1,833)		7,365
Share-based payments		24,249		—		24,249
Provisions for acceptances and guarantees		33,091		—		33,091
Gains or losses on valuation of derivatives		41,289		(139,281)		(97,992)
Present value discount		14,254		(5,929)		8,325
Gains or losses on fair value hedge		—		(14,642)		(14,642)
Accrued interest		—		(140,852)		(140,852)
Deferred loan origination fees and costs		10,473		(223,170)		(212,697)
Advanced depreciation provision		—		(1,703)		(1,703)
Gains or losses on revaluation		—		(318,539)		(318,539)
Investments in subsidiaries and others		42,547		(159,411)		(116,864)
Gains or losses on valuation of security investment		104,168		(1,192,004)		(1,087,836)
Defined benefit liabilities		608,471		—		608,471
Accrued expenses		281,983		—		281,983
Retirement insurance expense		—		(573,895)		(573,895)
Adjustments to the prepaid contributions		—		(29,273)		(29,273)
Derivative-linked securities		2,241		(46,895)		(44,654)
Others*		1,031,411		(871,625)		159,786

		2,410,172		(3,722,060)		(1,311,888)

Offsetting of deferred income tax assets and liabilities		(2,251,079)		2,251,079		—

	￦	159,093	￦	(1,470,981)	￦	(1,311,888)

*	Includes Purchase Price Allocation (“PPA”) amount arising from the acquisition of Prudential Life Insurance Company of Korea Ltd., KB Insurance Co., Ltd., and others.
17.2 Unrecognized Deferred Income Tax Assets
17.2.1 No deferred income tax assets have been recognized for the deductible temporary differences of ￦ 372,410 million associated with investments in subsidiaries and others as of December 31, 2021, because it is not probable that these temporary differences will reverse in the foreseeable future.
17.2.2 No deferred income tax assets have been recognized for the deductible temporary differences of ￦ 107,067 million associated with others as of December 31, 2021, due to the uncertainty that these temporary differences will be realized in the future.
17.3 Unrecognized Deferred Income Tax Liabilities
17.3.1 No deferred income tax liabilities have been recognized for the taxable temporary differences of ￦ 404,147 million associated with investments in subsidiaries and others as of December 31, 2021, due to the following reasons:

•	The Group is able to control the timing of the reversal of the temporary differences.

•	It is probable that these temporary differences will not reverse in the foreseeable future.
17.3.2 No deferred income tax liabilities have been recognized as of December 31, 2021, for the taxable temporary differences of ￦ 65,288 million related to the initial recognition of goodwill arising from the merger of Housing and Commercial Bank in 2001.
17.4 Changes in cumulative temporary differences for the years ended December 31, 2020 and 2021, are as follows:

	2020
	Beginning		Business combination		Decrease		Increase		Ending
	(In millions of Korean won)
Deductible temporary differences
Gains or losses on fair value hedge	￦	44,085	￦	—	￦	44,085	￦	76,583	￦	76,583
Other provisions		424,383		6,383		426,457		540,396		544,705
Allowances for credit losses		2,018		105,505		96,885		83,111		93,749
Impairment losses of property and equipment		15,985		—		9,658		8,189		14,516
Deferred loan origination fees and costs		1,930		35,863		15,098		3,574		26,269
Share-based payments		63,092		5		55,601		54,589		62,085
Provisions for acceptances and guarantees		76,214		—		76,214		61,984		61,984
Gains or losses on valuation of derivatives		186,035		5,201		191,236		76,238		76,238
Present value discount		29,978		—		29,732		61,783		62,029
Investments in subsidiaries and others		185,380		—		47,034		232,655		371,001
Gains or losses on valuation of security investment		136,236		—		136,070		251,524		251,690
Defined benefit liabilities		2,118,942		94,105		227,010		313,122		2,299,159
Accrued expenses		911,599		75,498		911,599		1,144,785		1,220,283
Derivative-linked securities		477,307		—		477,307		284,370		284,370
Others*		1,669,025		2,068,207		1,170,462		1,081,994		3,648,764

		6,342,209		2,390,767		3,914,448		4,274,897		9,093,425

Unrecognized deferred income tax assets
Other provisions		4,788								3,054
Investments in subsidiaries and others		67,645								242,875
Others		125,158								75,831

		6,144,618								8,771,665
Tax rate (%)		27.5								27.5

Total deferred income tax assets	￦	1,703,764							￦	2,478,283

Taxable temporary differences
Accrued interest	￦	(401,337)	￦	(168,859)	￦	(394,255)	￦	(281,685)	￦	(457,626)
Allowances for credit losses		(11,877)		—		(11,877)		(12,203)		(12,203)
Impairment losses of property and equipment		(4,163)		—		(111)		117		(3,935)
Deferred loan origination fees and costs		(752,178)		—		(752,178)		(820,223)		(820,223)
Advanced depreciation provision		(6,192)		—		—		—		(6,192)
Gains or losses on valuation of derivatives		(576,743)		—		(576,743)		(812,662)		(812,662)
Present value discount		(15,278)		—		(15,278)		(10,916)		(10,916)
Goodwill arising from the merger		(65,288)		—		—		—		(65,288)
Gains or losses on revaluation		(1,197,566)		—		(80,036)		(45,008)		(1,162,538)
Investments in subsidiaries and others		(419,055)		—		(70,188)		(297,809)		(646,676)
Gains or losses on valuation of security investment		(906,790)		(3,060,750)		(899,660)		(1,358,042)		(4,425,922)
Retirement insurance expense		(1,775,740)		(61,789)		(162,764)		(288,296)		(1,963,061)
Adjustments to the prepaid contributions		(83,262)		—		(83,262)		(102,768)		(102,768)
Derivative-linked securities		(125,947)		—		(125,947)		(112,293)		(112,293)
Others*		(2,793,848)		(1,613)		(1,644,815)		(1,555,740)		(2,706,386)

		(9,135,264)		(3,293,011)		(4,817,114)		(5,697,528)		(13,308,689)

Unrecognized deferred income tax liabilities
Goodwill arising from the merger		(65,288)								(65,288)
Investments in subsidiaries and others		(68,836)								(260,739)
Others		(1,247)								(1,042)

		(8,999,893)								(12,981,620)
Tax rate (%)		27.5								27.5

Total deferred income tax liabilities	￦	(2,489,587)							￦	(3,591,024)

	2021
	Beginning		Decrease		Increase		Ending
	(In millions of Korean won)
Deductible temporary differences
Gains or losses on fair value hedge	￦	76,583	￦	76,583	￦	—	￦	—
Other provisions		544,705		527,058		631,800		649,447
Allowances for credit losses		93,749		69,023		75,452		100,178
Impairment losses of property and equipment		14,516		4,361		23,290		33,445
Deferred loan origination fees and costs		26,269		13,719		25,536		38,086
Share-based payments		62,085		55,002		78,225		85,308
Provisions for acceptances and guarantees		61,984		61,984		120,332		120,332
Gains or losses on valuation of derivatives		76,238		76,238		149,817		149,817
Present value discount		62,029		61,783		51,586		51,832
Investments in subsidiaries and others		371,001		203,470		346,809		514,340
Gains or losses on valuation of security investment		251,690		252,497		368,886		368,079
Defined benefit liabilities		2,299,159		315,719		393,189		2,376,629
Accrued expenses		1,220,283		1,220,283		1,026,651		1,026,651
Derivative-linked securities		284,370		284,370		8,147		8,147
Others*		3,648,764		554,628		100,539		3,194,675

		9,093,425		3,776,718		3,400,259		8,716,966

Unrecognized deferred income tax assets
Other provisions		3,054						404
Investments in subsidiaries and others		242,875						372,410
Others		75,831						107,067

		8,771,665						8,237,085
Tax rate (%)		27.5						27.5

Total deferred income tax assets	￦	2,478,283					￦	2,410,172

Taxable temporary differences
Gains or losses on fair value hedge	￦	—	￦	—	￦	(53,243)	￦	(53,243)
Accrued interest		(457,626)		(442,101)		(496,663)		(512,188)
Allowances for credit losses		(12,203)		(12,203)		(10,939)		(10,939)
Impairment losses of property and equipment		(3,935)		(204)		—		(3,731)
Deferred loan origination fees and costs		(820,223)		(820,223)		(802,237)		(802,237)
Advanced depreciation provision		(6,192)		—		—		(6,192)
Gains or losses on valuation of derivatives		(812,662)		(804,383)		(498,197)		(506,476)
Present value discount		(10,916)		(10,916)		(21,469)		(21,469)
Goodwill arising from the merger		(65,288)		—		—		(65,288)
Gains or losses on revaluation		(1,162,538)		(48,981)		(44,765)		(1,158,322)
Investments in subsidiaries and others		(646,676)		(150,480)		(468,334)		(964,530)
Gains or losses on valuation of security investment		(4,425,922)		(2,552,447)		(2,394,100)		(4,267,575)
Retirement insurance expense		(1,963,061)		(228,784)		(346,368)		(2,080,645)
Adjustments to the prepaid contributions		(102,768)		(102,768)		(106,446)		(106,446)
Derivative-linked securities		(112,293)		(112,293)		(170,526)		(170,526)
Others*		(2,706,386)		(1,819,652)		(2,208,579)		(3,095,313)

		(13,308,689)		(7,105,435)		(7,621,866)		(13,825,120)

Unrecognized deferred income tax liabilities
Goodwill arising from the merger		(65,288)						(65,288)
Investments in subsidiaries and others		(260,739)						(404,147)
Others		(1,042)						(446)

		(12,981,620)						(13,355,239)
Tax rate (%)		27.5						27.5

Total deferred income tax liabilities	￦	(3,591,024)					￦	(3,722,060)

*	Includes PPA amount arising from the acquisition of Prudential Life Insurance Company of Korea Ltd., KB Insurance Co., Ltd., and others.